CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		37 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,610,585)	$ (1,031,468)	$ (1,834,900)	$ (389,035)	$ (6,858,173)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	168,473	33,240	118,179	12,079	298,731
Amortization of vested restricted stock and options	2,958,980	21,688	5,446	22	2,964,448
(Increase) decrease in assets:
Accounts receivable	7,532	(35,200)	(51,901)		(44,368)
Prepaid expenses and other current assets	10,555	(105,639)	(23,987)	(10,819)	(24,251)
Increase (decrease) in liabilities:
Accounts payable	216,017	22,188	52,499	15,663	284,179
Accounts payable-affiliate	(162,005)	43,420	149,423	103,720	114,791
Accrued expenses	29,859	(49,273)	41,182	55,780	126,820
Deferred revenue	13,004	38,749	17,211	6,963	37,178
Cash used in operating activities	(1,368,170)	(1,062,295)	(1,526,848)	(205,627)	(3,100,645)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for software development	(216,317)	(253,161)	(490,218)	(352,517)	(1,059,052)
Cash paid for purchases of fixed assets		(8,173)	(19,416)	(4,365)	(23,781)
Cash used in investing activities	(216,317)	(261,334)	(509,634)	(356,882)	(1,082,833)
CASH FLOWS FROM FINANCING ACTIVITIES
Contributed capital received	7,154	37	150	1,020	8,324
Increase in Notes Payable - Affiliate	357,707				357,707
Shareholder Subscriptions Receivable
Increase in Notes Payable -LMD	300,000	225,000			300,000
Increase in Notes Payable					200,000
Sale of Common Stock associated with Private Placement	400,022				400,022
Purchase of Stock	200,000	1,543,399			2,969,214
Convertible Notes Payable		500,000
Conversion of NP Affiliate to equity			100,000	100,000
Conversion of Notes Payable to equity			2,194,214	575,000
Cash provided by financing activities	1,264,883	2,268,436	2,294,364	676,020	4,235,267
Net increase in cash	(319,604)	944,807	257,882	113,511	51,789
Cash at beginning of year	371,393	113,511	113,511
Cash at end of year	51,789	1,058,318	371,393	113,511	51,789
SUPPLEMENTAL INFORMATION:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:					221,958
Affiliate payable converted to equity			200,000	21,958	344,993
Affiliate payable converted to note payable			$ (100,000)	$ 100,000	$ 344,993